Concentration of Revenues and Cost of Revenue - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 12,873,417	$ 14,370,553	$ 34,217,896	$ 105,392,369	$ 58,052,525
Concentration risk percentage	55.52%	36.50%	39.26%	75.27%	59.66%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	51.24%		45.42%	54.22%	74.69%
Accounts receivable	$ 2,755,448		$ 5,865,781	$ 10,924,906	$ 8,300,450
Customer Concentration Risk [Member] | Customers [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Revenues	$ 12,873,417	$ 14,370,553	$ 34,217,896	$ 105,392,369	$ 58,052,525
Concentration risk percentage	55.52%	36.50%	39.26%	75.27%	59.66%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	51.24%		45.42%	54.22%	74.69%
Accounts receivable	$ 2,755,448		$ 5,865,781	$ 10,924,906	$ 8,300,450
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	12.76%	10.31%	11.00%	13.83%	13.59%
Cost of revenue	$ 2,931,950	$ 3,931,179	$ 9,201,146	$ 17,607,050	$ 12,092,238
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	23.41%		18.09%
Accounts payable	$ 948,761		$ 2,084,994
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	19.23%	14.69%	5.29%	13.01%	9.36%
Cost of revenue	$ 4,418,879	$ 5,600,907	$ 4,428,406	$ 16,554,141	$ 8,326,759
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	17.13%		10.03%
Accounts payable	$ 694,418		$ 1,156,233
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	31.99%	25.00%	39.80%	38.37%	38.56%
Cost of revenue	$ 7,350,829	$ 9,532,086	$ 33,292,500	$ 48,843,495	$ 34,314,171
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	40.54%		28.12%
Accounts payable	$ 1,643,179		$ 3,241,227